OTHER ASSETS AND OTHER LIABILITIES - Consolidated statement of income, net of deferred income tax (Details) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Total [Member]
Disclosure of Other Assets And Other Liabilities [Line Items]
Cash inflows (assets)	S/ 5,722,974	S/ 6,380,238
Cash outflows (liabilities)	(5,471,375)	(6,302,770)
Consolidated statement of income	(31,942)	(7,756)
Up to 1 year [Member]
Disclosure of Other Assets And Other Liabilities [Line Items]
Cash inflows (assets)	5,081,355	4,873,965
Cash outflows (liabilities)	(4,693,775)	(4,913,876)
Consolidated statement of income	(8,949)	(4,948)
From 1 to 3 years [Member]
Disclosure of Other Assets And Other Liabilities [Line Items]
Cash inflows (assets)	301,865	1,197,478
Cash outflows (liabilities)	(330,220)	(1,101,309)
Consolidated statement of income	(4,367)	1,145
From 3 to 5 years [Member]
Disclosure of Other Assets And Other Liabilities [Line Items]
Cash inflows (assets)	84,786	27,734
Cash outflows (liabilities)	(91,678)	(37,660)
Consolidated statement of income	(487)	(523)
More than 5 years [Member]
Disclosure of Other Assets And Other Liabilities [Line Items]
Cash inflows (assets)	254,968	281,061
Cash outflows (liabilities)	(355,702)	(249,925)
Consolidated statement of income	S/ (18,139)	S/ (3,430)